Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 589
Mizuho Financial Group, Inc. [Member] | National Tax Agency, Japan [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	499
Net operating loss carryforwards tax effected	¥ 24
Operating loss carryforwards, expiration date	Mar. 31, 2032